Lease Transactions (Tables)	6 Months Ended
Sep. 30, 2021
Leases [Abstract]
Profit or Loss of Lease Transactions	The following table presents profit or loss of lease transactions as a lessor for the six months ended September 30, 2020 and September 30, 2021:

	September 30, 2020	September 30, 2021
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥64,748	¥59,369
Operating leases:
Lease income	¥2,025	¥1,843
Total	¥66,773	¥61,212